INCOME TAX - Uncertain positions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement of the provision for uncertain tax positions
Beginning balance	$ 113,522	$ 102,552
Ending balance		113,522
Tax contingent liability
Movement of the provision for uncertain tax positions
Update	8,760	$ 10,970
Reversal	$ (122,282)